Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	BBH Trust
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Oct. 28, 2014
Document Effective Date	Oct. 28, 2014
Prospectus Date	Oct. 28, 2014
BBH Money Market Fund | BBH Money Market Fund | Regular Shares
Risk/Return:
Trading Symbol	BBMXX
BBH Money Market Fund | BBH Money Market Fund | Institutional Shares
Risk/Return:
Trading Symbol	BBSXX